Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities measured at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (5,274)	$ 0
Financial liabilities measured at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(152)	(144)
Financial liabilities measured at amortized cost | Other payables excluding provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,069)	(489)
Financial assets measured at fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	1,574
Financial assets measured at fair value through profit or loss | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	37	32
Financial assets measured at amortized cost | Receivables excluding prepayments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,069	894
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,715	$ 1,380